Financial guarantee liabilities and financial guarantee assets - Schedule of guarantee assets allowance for credit loss movement activities (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Guarantees [Abstract]
Balance at beginning of the year	¥ 992	¥ 9,045	¥ 0
Additions/(Reversal)	(387)	(8,053)	12,527
Charge-offs	0	0	(3,482)
Balance at end of the year	¥ 605	¥ 992	¥ 9,045